Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($)(millions)
2025	1,840,192	1,565,812	938,509	935,873	24.17	(64.0)
2024	2,747,808	2,439,038	1,006,236	859,435	26.42	(39.7)
2023	918,922	975,500	1,634,013	1,491,858	65.78	(38.9)

Named Executive Officers, Footnote			For 2025 and 2024, the PEO was Paul K. Voigt; for 2023, the PEO was Wayne Barr, Jr., who served from January 1, 2023, through July 22, 2023, and Paul K. Voigt, who served from July 25, 2023, through year-end. The 2023 amounts reflected include $709,307 for Mr. Barr and $209,615 for Mr. Voigt. Mr. Voigt’s 2023 compensation, which was deferred during 2023, was paid out in 2024. The Non-PEO NEOs for whom the average compensation is presented in this table for 2025 and 2024 is Michael J. Sena and for 2023 are Michael J. Sena and Suzi R. Herbst.
PEO Total Compensation Amount			$ 1,840,192	$ 2,747,808	$ 918,922
PEO Actually Paid Compensation Amount			$ 1,565,812	2,439,038	975,500
Adjustment To PEO Compensation, Footnote	The following tables set forth the adjustments made during each year presented in the Pay Versus Performance Table to arrive at “compensation actually paid” to our PEO and Non-PEO NEOs during the years in question:

Adjustments to Determine Compensation “Actually Paid” for PEO	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,000,000)	$(1,500,000)	$(260,000)
Deduction for Amounts Reported under the “Option Awards” Columns in the SCT	(334,192)	(741,808)	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,109,186	1,068,623	—
Increase for Fair Value of Awards Granted during year that Vested during year	—	864,415	154,402
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	—	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(49,374)	—	162,175
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—
Total Adjustments	$(274,380)	$(308,770)	$56,577

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(99,176)	$(220,003)	$(253,334)
Deduction for Amounts Reported under the “Option Awards” Columns in the SCT	—	—	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	58,516	176,862	53,874
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	50,341
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(11,251)	(60,573)	(22,762)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	49,275	(43,087)	52,687
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	(22,961)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—
Total Adjustments	$(2,636)	$(146,801)	$(142,155)

Non-PEO NEO Average Total Compensation Amount			$ 938,509	1,006,236	1,634,013
Non-PEO NEO Average Compensation Actually Paid Amount			$ 935,873	859,435	1,491,858
Adjustment to Non-PEO NEO Compensation Footnote	The following tables set forth the adjustments made during each year presented in the Pay Versus Performance Table to arrive at “compensation actually paid” to our PEO and Non-PEO NEOs during the years in question:

Adjustments to Determine Compensation “Actually Paid” for PEO	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(1,000,000)	$(1,500,000)	$(260,000)
Deduction for Amounts Reported under the “Option Awards” Columns in the SCT	(334,192)	(741,808)	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,109,186	1,068,623	—
Increase for Fair Value of Awards Granted during year that Vested during year	—	864,415	154,402
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	—	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(49,374)	—	162,175
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—
Total Adjustments	$(274,380)	$(308,770)	$56,577

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2025	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$(99,176)	$(220,003)	$(253,334)
Deduction for Amounts Reported under the “Option Awards” Columns in the SCT	—	—	—
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	58,516	176,862	53,874
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	50,341
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(11,251)	(60,573)	(22,762)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	49,275	(43,087)	52,687
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	(22,961)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—
Total Adjustments	$(2,636)	$(146,801)	$(142,155)

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and the Company’s TSR (as adjusted for the reverse stock split in 2024) over the fiscal three year period from 2023 through 2025.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Loss
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and the Company’s Net Loss over the fiscal two year period from 2023 through 2025.

Total Shareholder Return Amount			$ 24.17	26.42	65.78
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (64,000,000.0)	$ (39,700,000)	(38,900,000)
PEO Name	Paul K. Voigt	Wayne Barr, Jr.	Paul K. Voigt	Paul K. Voigt
Additional 402(v) Disclosure
The following tables and related disclosures provide information for the years indicated about (i) the “total compensation” of our Principal Executive Officer (“PEO”), and our other named executive officers (the “Non-PEO NEOs”), (ii) the “compensation actually paid” to our PEO and Non-PEO NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates decisions in light of company or individual performance.
			Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our Common Stock on December 31, 2022.
Wayne Barr, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					709,307
Paul K. Voight [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					209,615
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (274,380)	$ (308,770)	56,577
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,109,186	1,068,623	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	864,415	154,402
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(49,374)	0	162,175
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,000,000)	(1,500,000)	(260,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(334,192)	(741,808)	0
PEO | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,636)	(146,801)	(142,155)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			58,516	176,862	53,874
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,251)	(60,573)	(22,762)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	50,341
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,275	(43,087)	52,687
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(99,176)	(220,003)	(253,334)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ (22,961)